Acquisitions - Schedule of Aggregate Purchase Price (Details) - The Simplicity Esports, LLC [Member]	9 Months Ended
Feb. 28, 2018 USD ($)
Total	$ 6,090,000
Restricted Stock [Member]
Total	$ 6,090,000